Supplemental Cash Flow Information - Summary of Change in Non-Cash Working Capital (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Change in non-cash working capital
Accounts receivable	$ 2,023	$ (5,695)
Cobalt inventory	1,579	(4,444)
Accounts payable and accrued liabilities	(1,318)	1,095
Other	(711)	972
Total change in non-cash working capital	$ 1,573	$ (8,072)